SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANT (Details)	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.05	0.05
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.016	0.02
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	214	171
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	3 years	3 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0